Accrued Pension and Severance Costs (Schedule of Weighted-Average Assumptions Used to Determine Benefit Obligations) (Detail)	Mar. 31, 2014	Mar. 31, 2013
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Discount rate	1.30%	1.30%
Rate of compensation increase	2.60%	3.00%
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Discount rate	3.40%	3.50%
Rate of compensation increase	2.80%	2.60%